Label	Element	Value
Morgan Stanley European Equity Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Morgan Stanley JULY 31, 2019 Supplement SUPPLEMENT DATED JULY 31, 2019 TO THE PROSPECTUSES OF Morgan Stanley European Equity Fund Inc., dated February 28, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley European Equity Fund Inc.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective August 1, 2019, the first sentence of the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class B, Class L and Class C shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements") as of the date of the transaction as well as Class A, Class B, Class L and Class C shares of any other Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios (as defined in the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") and including shares of Morgan Stanley Money Market Funds (as defined in the section of the Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") that you acquired in an exchange of Class A, Class B, Class L or Class C shares of the Fund or Class A, Class B, Class L or Class C shares of another Morgan Stanley Multi-Class Fund excluding Morgan Stanley Institutional Fund Trust Short Duration Income, Ultra-Short Income and Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.